                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (6) The sixth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    CAI SPT 8/01
                                                                      41 341 541
                                                                        65137-01

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Investment Grade Municipal team. The team is made up of established investment professionals. Current members of the team include Dennis S. Pietrzak, an Executive Director of the Adviser and Thomas M. Byron, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    FLI SPT 8/01
                                                                     220 320 420

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN INTERMEDIATE TERM
                             MUNICIPAL INCOME FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (6) The sixth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    INF SPT 8/01
                                                                     138 338 538

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN INSURED TAX FREE INCOME FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Investment Grade Municipal team. The team is made up of established investment professionals. Current members of the team include James F. Willison, a Managing Director of the Adviser, Joseph R. Arcieri, an Executive Director of the Adviser and Joseph A. Piraro, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   TFIN SPT 8/01
                                                                      32 332 532

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN MUNICIPAL INCOME FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Investment Grade Municipal team. The team is made up of established investment professionals. Current members of the team include James F. Willison, a Managing Director of the Adviser, Joseph R. Arcieri, an Executive Director of the Adviser and Timothy D. Haney, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MIF SPT 8/01
                                                                      49 349 549

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Investment Grade Municipal team. The team is made up of established investment professionals. Current members of the team include Dennis S. Pietrzak, an Executive Director of the Adviser and Timothy D. Haney, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   NYTF SPT 8/01
                                                                     235 325 425
                                                                        65149-01

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN TAX FREE HIGH INCOME FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
                       PROSPECTUS DATED JANUARY 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

(6) The fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   TFHI SPT 8/01
                                                                      39 339 539
                                                                        65123-01